Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of salary and benefit payable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Salary and benefit payable to employees	895	4,229
Consulting expenses payable to a shareholder’s representatives(1)	516	1,032
Total	1,411	5,261